Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In addition, the Company does not generally grant stock options or stock appreciation rights and did not grant any of these instruments during fiscal 2024. The Committee grants other equity-based awards to our executive officers and other key employees on both an annual and as-needed basis, which is typically in connection with promotions. We do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Committee’s practice to generally avoid granting equity awards during periods in which there is undisclosed material non-public information about the Company.
Award Timing Method	In addition, the Company does not generally grant stock options or stock appreciation rights and did not grant any of these instruments during fiscal 2024. The Committee grants other equity-based awards to our executive officers and other key employees on both an annual and as-needed basis, which is typically in connection with promotions. We do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Committee’s practice to generally avoid granting equity awards during periods in which there is undisclosed material non-public information about the Company.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Committee’s practice to generally avoid granting equity awards during periods in which there is undisclosed material non-public information about the Company.
MNPI Disclosure Timed for Compensation Value	false